ORGANIZATION - Summary of Operations of VIE Included in Consolidated Statements of Comprehensive Income (loss) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ORGANIZATION
Net income (loss)	¥ (37,873,274)	$ (5,334,339)	¥ (1,111,207,883)	¥ (8,544,352)
Consolidated VIE
ORGANIZATION
Revenues	1,701,876,288	239,704,262	1,980,415,725	3,921,688,104
Net income (loss)	¥ (87,530,375)	$ (12,328,395)	¥ (1,131,232,450)	¥ 37,717,411